ESTABLISHED
VALUE FUND

GROWTH &
INCOME FUND

OPPORTUNITY
VALUE FUND

INTERNATIONAL
FUND




Semiannual Report
SEPTEMBER 30, 1997

                                        [GRADISON MUTUAL FUNDS LOGO]

Gradison Mutual Funds
580 Walnut Street
Cincinnati, Ohio 45202-3198

This material is intended for distribution to shareholders of the Gradison Growth Trust. It may be distributed to other persons only if it is preceded or accompanied by a current prospectus of the Gradison Growth Trust. McDonald & Company Securities, Inc.--Distributor

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
                                                               November 10, 1997

Dear Shareholders:



The following letters are designed to provide general information about the investment activities in the four stock mutual funds which constitute the Gradison Growth Trust, during the six month period ended September 30, 1997. We have been deliberately brief, but encourage investors with questions to call their Investment Consultant or our Shareholder Service Representatives at (800) 869-5999.

All of us at Gradison Mutual Funds thank you for investing with us. We will continue to do our best to serve your investing needs.



ESTABLISHED VALUE FUND

The Established Value Fund invests primarily in common stocks of companies that are considered by Gradison to be undervalued. Stocks are selected from those in the Standard & Poor's (S&P) 500 Composite Stock Index and from other companies with market capitalizations of $1 billion or more. The Fund's ticker symbol is GETGX.

Using conventional valuation benchmarks, the Established Value Fund compares favorably with the overall market. Through September 30, 1997, the price-earnings ratio of the securities in the Fund was 19.9 versus the market's
23.2 while the price-book ratio was 3.4 versus 4.4. During the past six months, the Fund continued to benefit from corporate takeovers. USLIFE Corporation and Northrop Grumman Corporation, stocks purchased by the Fund in 1996, recently agreed to be acquired by American General Corporation and Lockheed Martin Corporation, respectively. In addition, Tandem Computer Incorporated, purchased by the Fund in June of this year, was acquired by Compaq Computer Corporation in September. Compaq was already one of the Fund's largest positions. As we go to press, MCI Communications Corporation has accepted an offer by WorldCom Incorporated. Even though the stock market is at historically high levels, the Fund has continued to identify stocks that are sought after by other corporations.

On a separate note, it has been our strategy in recent years to dampen the volatility of the Fund by holding a significant cash reserve. This has proven to be a sound strategy given the market's recent volatility.

Sincerely,


/s/ William J. Leugers, Jr.         /s/ Daniel R. Shick

William J. Leugers, Jr.             Daniel R. Shick
Executive Vice President            Senior Vice President
and Portfolio Manager               and Portfolio Manager



GROWTH & INCOME FUND

The Growth & Income Fund seeks long-term capital growth, current income, and growth of income by investing in high quality common stocks of large U.S. Corporations that are determined to be relatively undervalued and which generally have above average dividend returns. The Fund's ticker symbol is GRINX.

The Fund's success is attributable to investing in quality common stocks at value prices. Indeed, as shown in the table below, your Fund's asset characteristics reflect the underlying attributes of high quality, well-known companies with histories of growing profits and dividends. It is our view that companies with these characteristics are usually good candidates for capital appreciation and income growth.

LETTER TO SHAREHOLDERS Continued
--------------------------------------------------------------------------------

The Fund's stock portfolio exhibited the following value and growth characteristics at September 30, 1997:

                               GRADISON GROWTH     S&P 500
                                & INCOME FUND       INDEX

  Yield                              2.2%             1.6%
  Price/earnings ratio*             19.4x            21.3x
  Return on equity                  19.5%            17.6%
  Annual five year earnings
    growth rate                     12.1%            20.4%
  Annual five year dividend
    growth rate                     10.3%             4.2%
  Beta                               1.01             1.00

--------------------------------------------------------------------------------
  *based on 1997 earnings estimates



Diversification has been important, too. The following table shows the five largest sectors of investment for the Fund. The Fund is defensive with a strong sector exposure to consumer non-durables and services.

              SECTOR                              WEIGHTING

  Technology                                         19%
  Consumer Non-durables                              17
  Energy Services                                    10
  Financial Services                                  8
  Healthcare                                          8
--------------------------------------------------------------------------------


Dividends play an important role in this Fund. Research has shown that an "above-average dividend yield" strategy is one of the best approaches for selecting superior stocks and can contribute to steady investment performance results over a long-term investment horizon. Every stock in the Fund has a history of dividend increases.

The top ten holdings of the Fund at September 30, 1997, and their current dividend yields are presented below. All but one have dividend yields higher than the 1.6% current yield of the S&P 500 index. Portfolio holdings of the Fund are subject to change in the future.

          COMPANY                                 CURRENT YIELD

  Pitney Bowes, Inc.                                   1.9%
  Hewlett-Packard Co.                                  0.8
  Mobil Corp.                                          2.9
  Norwest Corporation                                  2.0
  Morgan (J.P.) & Co.                                  3.1
  American General Corp.                               2.7
  Exxon Corp.                                          2.6
  St. Paul Companies                                   2.3
  American Home Products Corp.                         2.4
  Merck & Co., Inc.                                    1.8


The Fund has been relatively tax efficient for shareholders subject to income taxation. The average annual portfolio turnover for the Fund has been under 9%. This compares favorably to the mutual fund industry's average turnover which is close to 80% annually. Reduced turnover in the Fund's holdings results in lower recognition of capital gains. Therefore, less of the Fund's total return to shareholders is currently taxable.

Sincerely,


/s/ Julian C. Ball

Julian C. Ball, CFA
Executive Vice President
and Portfolio Manager

LETTER TO SHAREHOLDERS Continued
--------------------------------------------------------------------------------


OPPORTUNITY VALUE FUND

The Opportunity Value Fund invests primarily in common stocks of smaller companies that are exhibiting high earnings growth in relation to their price-earnings ratio. These companies do not include companies in the S & P 500 and typically have market capitalizations less than $1 billion. The Fund's ticker symbol is GOGFX.

We believe that the small-cap value sector of the market is relatively cheap and may start to lead the pack. The Opportunity Value Fund stocks are selling at a 17 price-earnings ratio (trailing 4 quarters) and 2.8 price-book ratio. Their return on equity is a robust 18.5% and the last five year annual earnings growth rate is 14.5%. The financial sector has helped recently with one of our oldest positions, Old Kent Financial, doing quite well.

The small cap sector of the market performed quite well in the last quarter (September 30, 1997) with the Russell 2000 up 14.6%. Financial services led the way for the Russell 2000 as it did for your Opportunity Value Fund. Old Kent Financial, Raymond James Financial, T.R. Financial and Mercantile Bankshares are just a few of the better performers for the quarter and the last four quarters. We continue to find growth-at-the-right-price companies.

As in the Established Value Fund, it has been our strategy in recent years to dampen the volatility of the Fund by holding a significant cash reserve. This has proven to be a sound strategy given the market's recent volatility.

Sincerely,


/s/ William J. Leugers              /s/ Daniel R. Shick

William J. Leugers, Jr.             Daniel R. Shick
Executive Vice President            Senior Vice President
and Portfolio Manager               and Portfolio Manager



INTERNATIONAL FUND

The Gradison International Fund provides investors the opportunity to gain international exposure in their portfolios. We have chosen Blairlogie Capital Management of Edinburgh, Scotland to be our investment subadviser for this fund. Blairlogie specializes in managing international portfolios and offers a strategy which includes investments in both developed and emerging markets. The Fund's ticker symbol is INTFX.

The Fund seeks growth of capital by investing in common stocks of companies based outside the United States. The Fund generally invests a maximum of 30% of assets in companies based in emerging market countries. As of September 30th, the top five countries represented 51.7% of the Fund's total investments:


                                             PERCENT OF
             COUNTRY                         NET ASSETS

  Japan                                          16.1%
  France                                          9.0
  Germany                                         9.0
  United Kingdom                                  8.8
  Italy                                           8.8
--------------------------------------------------------------------------------



The remaining 48.3% of the portfolio was diversified over an additional 3 developed and 11 emerging markets. The Fund's cash level was raised from 7% to 15% during the most recent quarter reflecting a reduced commitment to the Asian markets. This move significantly reduced, but did not eliminate, the impact of the recent sharp declines in the Asian markets on the Fund. The entire portfolio is shown in the enclosed financial statements.

With the domestic stock market continuing to achieve record highs, investors have had little reason to focus on the international markets. Add to this the recent volatility in many

LETTER TO SHAREHOLDERS Continued
--------------------------------------------------------------------------------


of the Asian markets, and it's easy to understand why investors have preferred to stay at home and enjoy the prospect of another year (almost) of double digit returns.

As uninspiring as the international markets have been recently, it's important to remember why investors with a long term perspective should benefit from their portfolios having an international component. First, prudent investors diversify. As the recent period indicates, markets rarely move in tandem. There will come a day when the domestic market is less inspiring. Second, the growth of many foreign economies is greater than our own, particularly in the emerging markets. Over time, this will be reflected in the stock markets of these countries. Third, demographic trends indicate the growing importance of foreign economies.

Sincerely,


/s/ Bradley E. Turner

Bradley E. Turner
President

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                      For a share outstanding throughout each period (Unaudited)


ESTABLISHED VALUE FUND                                   6 Months            Year Ended        11 Months          Year Ended
                                                           Ended                                 Ended
                                                          9/30/97        3/31/97    3/31/96     3/31/95       4/30/94    4/30/93
                                                          -------        -------    -------     -------       -------    -------

Net asset value at beginning of period                    $28.827        $27.567     $23.381    $22.515       $21.375    $18.366
                                                          -------        -------     -------    -------       -------    -------
Income from investment operations:
   Net investment income                                     .233           .445        .436       .376          .256       .286
   Net realized and unrealized gain on investments          6.244          3.615       5.190      1.520         2.104      3.278
                                                          -------        -------     -------    -------       -------    -------
     Total income from investment operations                6.477          4.060       5.626      1.896         2.360      3.564
                                                          -------        -------     -------    -------       -------    -------
Distributions to shareholders:
   Dividends from net investment income                     (.220)         (.450)      (.430)     (.370)        (.220)     (.285)
   Distributions from realized capital gains                (.890)        (2.350)     (1.010)     (.660)       (1.000)     (.270)
                                                          -------        -------     -------    -------       -------    -------
     Total distributions to shareholders                   (1.110)        (2.800)     (1.440)    (1.030)       (1.220)     (.555)
                                                          -------        -------     -------    -------       -------    -------
Net asset value at end of period                          $34.194        $28.827     $27.567    $23.381       $22.515    $21.375
                                                          =======        =======     =======    =======       =======    =======
Total return                                                22.93%(1)      15.14%      24.84%      8.85%(1)     11.30%     19.86%
                                                          =======        =======     =======    =======       =======    =======
Ratios/Supplemental data:
   Net assets at end of period (in millions)              $ 530.7        $ 429.7     $ 366.4    $ 277.4       $ 253.3    $ 203.6
   Ratio of gross expenses to average net assets (2)         1.11%(3)       1.12%       1.16%        --            --         --
   Ratio of net expenses to average net assets               1.11%(3)       1.12%       1.15%      1.20%(3)      1.22%      1.28%
   Ratio of net investment income to average net assets      1.47%(3)       1.57%       1.70%      1.87%(3)      1.15%      1.48%
Portfolio turnover rate                                         7%            31%         18%        24%           38%        28%
Average commission paid per share traded                  $ .0824        $ .0600          --         --            --         --

--------------------------------------------------------------------------------

GROWTH & INCOME FUND                                          6 Months             Year Ended           Period
                                                                Ended                                  2/28/95*
                                                               9/30/97         3/31/97     3/31/96    To 3/31/95
                                                               -------         -------     -------    ----------

Net asset value at beginning of period                        $ 21.477        $ 18.459     $ 15.189    $ 15.000
                                                              --------        --------     --------    --------
Income from investment operations:
   Net investment income                                          .103            .246         .173        .030
   Net realized and unrealized gain on investments               4.175           3.112        3.317        .159
                                                              --------        --------     --------    --------
     Total income from investment operations                     4.278           3.358        3.490        .189
                                                              --------        --------     --------    --------
Distributions to shareholders:
   Dividends from net investment income                          (.120)          (.210)       (.185)         --
   Distributions from realized capital gains                     (.180)          (.130)       (.035)         --
                                                              --------        --------     --------    --------
     Total distributions to shareholders                         (.300)          (.340)       (.220)         --
                                                              --------        --------     --------    --------
Net asset value at end of period                              $ 25.454        $ 21.477     $ 18.459    $ 15.189
                                                              ========        ========     ========    ========
Total return                                                     20.00%(1)       18.33%       23.09%       1.27%(1)
                                                              ========        ========     ========    ========
Ratios/Supplemental data:
   Net assets at end of period (in millions)                  $   42.0        $   25.7     $   12.0    $    1.2
   Ratio of gross expenses to average net assets (2) (4)          1.59%(3)        1.84%        3.09%      13.88%
   Ratio of net expenses to average net assets                    1.50%(3)        1.50%        1.50%       0.00%(3)
   Ratio of net investment income to average net assets (4)       1.00%(3)        1.34%        1.39%       4.09%(3)
Portfolio turnover rate                                              2%             16%           3%          4%
Average commission paid per share traded                      $  .0458        $  .0466           --          --

--------------------------------------------------------------------------------

(1) Total return represents the actual return over the period and has not been annualized.

(2) Effective March 31, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.

(3) Annualized.

(4) During each of the periods ending March 31, 1997, 1996, and 1995, the adviser absorbed expenses of the Growth & Income Fund through waiver of certain expenses. Assuming no waiver of expenses, the ratio of net investment income to average net assets would have been 1.09%, .01% and -9.79% (annualized), respectively. (Note 2)

*Date of public offering


                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------
                      For a share outstanding throughout each period (Unaudited)

                                                         6 Months            Year Ended       11 Months         Year Ended
                                                           Ended                                Ended
OPPORTUNITY VALUE FUND                                    9/30/97        3/31/97     3/31/96    3/31/95      4/30/94   4/30/93
                                                          -------        -------     -------    ------       -------   -------
Net asset value at beginning of period                    $22.771        $22.264     $18.100    $18.348      $17.547   $16.462
                                                          -------        -------     -------    -------      -------   -------
Income from investment operations:
   Net investment income                                     .108           .203        .193       .136         .086      .081
   Net realized and unrealized gain on investments          6.231          2.509       4.731       .176        1.585     1.744
                                                          -------        -------     -------    -------      -------   -------
     Total income from investment operations                6.339          2.712       4.924       .312        1.671     1.825
                                                          -------        -------     -------    -------      -------   -------
Distributions to shareholders:
   Dividends from net investment income                     (.110)         (.165)      (.185)     (.120)       (.070)    (.100)
   Distributions from realized capital gains                (.910)        (2.040)      (.575)     (.440)       (.800)    (.640)
                                                          -------        -------     -------    -------      -------   -------
     Total distributions to shareholders                   (1.020)        (2.205)      (.760)     (.560)       (.870)    (.740)
                                                          -------        -------     -------    -------      -------   -------
Net asset value at end of period                          $28.090        $22.771     $22.264    $18.100      $18.348   $17.547
                                                          =======        =======     =======    =======      =======   =======
Total return                                                28.64%(1)      12.46%      28.00%      1.75%(1)     9.75%    11.57%
                                                          =======        =======     =======    =======      =======   =======
Ratios/Supplemental data:
   Net assets at end of period (in millions)              $ 148.0        $ 114.5     $ 103.0    $  84.7      $  83.3   $  68.2
   Ratio of gross expenses to average net assets (2)         1.33%(3)       1.36%       1.41%        --           --        --
   Ratio of net expenses to average net assets               1.33%(3)       1.36%       1.41%      1.37%(3)     1.38%     1.44%
   Ratio of net investment income to average net assets       .87%(3)        .90%        .95%       .84%(3)      .47%      .61%
Portfolio turnover rate                                        12%            35%         24%        32%          40%       39%
Average commission paid per share traded                  $ .0576        $ .0600          --         --           --        --

--------------------------------------------------------------------------------

                                                                    6 Months         Year        Period
                                                                      Ended          Ended      5/31/95*
INTERNATIONAL FUND                                                   9/30/97        3/31/97    To 3/31/96
                                                                     -------        -------    ----------

Net asset value at beginning of period                               $ 16.226       $ 15.822     $ 15.000
                                                                     --------       --------     --------
Income from investment operations:
   Net investment income (loss)                                          .069          (.023)        .065
   Net realized and unrealized gain on investments                      1.339           .457         .799
                                                                     --------       --------     --------
     Total income from investment operations                            1.408           .434         .864
                                                                     --------       --------     --------
Distributions to shareholders:
   Dividends from net investment income                                    --             --        (.042)
   Distributions from realized capital gains                               --          (.030)          --
                                                                     --------       --------     --------
     Total distributions to shareholders                                   --          (.030)       (.042)
                                                                     --------       --------     --------
Net asset value at end of period                                     $ 17.634       $ 16.226     $ 15.822
                                                                     ========       ========     ========
Total return                                                             8.63%(1)       2.78%        5.76%(1)
                                                                     ========       ========     ========
Ratios/Supplemental data:
   Net assets at end of period (in millions)                         $   29.2       $   24.8     $   15.3
   Ratio of expenses to average net assets (4)                           2.00%(3)       2.00%        1.75%(3)
   Ratio of net investment income (loss) to average net assets (4)        .80%(3)       (.13%)        .70%(3)
Portfolio turnover rate                                                    57%            92%          72%
Average commission paid per share traded                             $  .0035       $  .0010           --

--------------------------------------------------------------------------------

(1) Total return represents the actual return over the period and has not been annualized.
(2) Effective March 31, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.
(3) Annualized.
(4) During each of the periods ending September 30, 1997 and March 31, 1997 and 1996, the adviser absorbed expenses of the International Fund through waiver of certain expenses. Assuming no waiver of expenses, the ratio of expenses to average net assets would have been 2.51% (annualized), 2.78% and 3.73% (annualized) and the ratio of net investment income to average net assets would have been .29% (annualized), -.91% and -1.28% (annualized), respectively. (Note 2)
 *Date of public offering


                 See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS



    Shares          Common Stocks - 72.17%         Value

                Aerospace/Defense Companies - 6.94%
       99,756  Lockheed Martin Corporation      $  10,636,483
       80,000  Northrop Grumman Corporation         9,710,000
      126,400  Raytheon Company                     7,473,400
      140,000  Textron, Inc.                        9,100,000
                                                  -----------
                                                   36,919,883
                                                  -----------
               Chemicals - 2.29%
      255,000  Engelhard Corporation                5,498,438
      134,000  Hercules, Inc.                       6,666,500
                                                  -----------
                                                   12,164,938
                                                  -----------
               Computing Products - 13.25%
      250,000  Compaq Computer Corporation (1)     18,687,500
      300,000  Data General Corporation (1)         7,987,500
      180,000  Harris Corporation                   8,235,000
      160,000  Intel Corporation                   14,780,000
      300,000  Sun Microsystems, Inc. (1)          14,025,000
      100,000  Tektronix, Inc.                      6,743,750
                                                  -----------
                                                   70,458,750
                                                  -----------
               Consumer Non-Durables - 2.27%
      190,000  Adolph Coors Brewing Cl. B           7,196,250
      142,000  RJR Nabisco Holdings Corporation     4,881,250
                                                  -----------
                                                   12,077,500
                                                  -----------
               Consumer Durables - 5.61%
      133,000  Black & Decker Corporation           4,954,250
      190,000  Brunswick Corporation                6,697,500
       97,000  Goodyear Tire & Rubber (The) Company 6,668,750
      100,000  Pulte Corporation                    3,825,000
      166,500  Snap-on, Inc.                        7,669,406
                                                  -----------
                                                   29,814,906
                                                  -----------
               Energy - 5.07%
      145,000  Coastal Corporation                  8,881,250
      100,000  Nicor, Inc.                          3,750,000
      128,000  Royal Dutch Petroleum Company        7,104,000
       82,000  Western Atlas, Inc. (1)              7,216,000
                                                  -----------
                                                   26,951,250
                                                  -----------
               Financial Services - 7.56%
       85,000  Beneficial Corporation               6,475,938
      100,000  Household International, Inc.       11,318,750
       75,000  Provident Companies                  5,245,312
       70,000  Transamerica Corporation             6,965,000
      150,000  Travelers, Inc.                     10,237,500
                                                  -----------
                                                   40,242,500
                                                  -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares         Common Stocks (continued)       Value

               Industrial Products - 9.51%
      118,000  Cooper Industries, Inc.         $    6,379,375
      120,000  Foster Wheeler Corporation           5,272,500
      180,000  Goodrich (B.F.) Company              8,145,000
      165,000  Ingersoll-Rand Company               7,105,313
      148,000  Johnson Controls, Inc.               7,335,250
      175,950  Parker Hannifin Corporation          7,917,750
      210,000  Timken Company                       8,413,125
                                                  -----------
                                                   50,568,313
                                                  -----------
               Insurance - 5.49%
      142,500  Berkley (W.R.) Corporation           6,100,781
       42,000  ITT Hartford Group, Inc.             3,614,625
      110,000  Providian Corporation                4,365,625
      143,000  SAFECO Corporation                   7,561,125
       93,000  St. Paul Companies, Inc.             7,585,312
                                                  -----------
                                                   29,227,468
                                                  -----------
               Retail Trade - 6.92%
      320,000  American Stores Company              7,800,000
      150,000  Dayton-Hudson Corporation            8,990,625
      134,000  The Great Atlantic &
                 Pacific Tea Company, Inc.          4,254,500
      400,000  K Mart Corporation (1)               5,600,000
       99,000  Mercantile Stores, Inc.              6,230,813
      100,000  Supervalu, Inc.                      3,925,000
                                                  -----------
                                                   36,800,938
                                                  -----------
               Services - 3.41%
      250,000  Boston Chicken, Inc. (1)             3,671,875
       42,000  ITT Corporation (1)                  2,845,500
      156,000  Pittson Brink's Group                6,249,750
      254,000  Wendy's International, Inc.          5,397,500
                                                  -----------
                                                   18,164,625
                                                  -----------
               Telecommunications - 2.69%
      300,000  Andrew Corporation (1)               7,837,500
      220,000  MCI Communications Corporation       6,448,750
                                                  -----------
                                                   14,286,250
                                                  -----------
               Transportation - 1.16%
       60,000  Norfolk Southern Corporation         6,195,000
                                                  -----------
               Total Common Stock
                 (Cost $189,484,731 )             383,872,321
                                                  -----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued



   Principal                                                                                            Interest
    Amount                             Commercial Paper - 16.86%                           Maturity     Rate (2)     Value

  $10,000,000    Coca Cola (The) Company                                                   10/01/97          5.40% $ 10,000,000
   10,000,000    General Electric Capital Corporation                                      10/01/97          5.58    10,000,000
   10,000,000    Great Lakes Chemical Corporation                                          10/08/97          5.59     9,989,131
   10,000,000    United Parcel Service of America, Inc.                                    10/15/97          5.42     9,978,922
   10,000,000    American Home Products Corporation                                        10/22/97          5.50     9,967,917
   10,000,000    Koch Industries, Inc.                                                     10/29/97          5.49     9,957,300
   10,000,000    Du Pont (E.I.) de Nemours and Company                                     11/05/97          5.47     9,946,819
   10,000,000    Goldman Sachs Group (The), L.P.                                           11/12/97          5.50     9,935,833
   10,000,000    Anheuser Busch Companies, Inc.                                            11/19/97          5.44     9,925,956
                                                                                                                    -----------
                 Total Commercial Paper (Cost $89,701,878)                                                           89,701,878
                                                                                                                    -----------

--------------------------------------------------------------------------------------------------------------------------------
                                        Discount Note - 10.97%

   58,350,000    Federal Home Loan Bank (Cost $58,350,000)                                 10/01/97          6.00    58,350,000
                                                                                                                    -----------
                 TOTAL INVESTMENTS, at value (Note 1) (Cost $337,536,609) - 100%                                   $531,924,199
                                                                                                                    ===========
--------------------------------------------------------------------------------------------------------------------------------


(1) Non-income producing

(2) For commercial paper and discount notes, the rate is the discount rate at the time of purchase by the Fund.



                 See accompanying notes to financial statements.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS


    Shares          Common Stocks - 93.86%               Value


               Bank Services - 7.67%
        8,800  Huntington Bancshares, Inc.             $  316,800
       12,000  Morgan (J.P.) & Company, Inc.            1,363,500
       25,000  Norwest Corporation                      1,531,250
                                                       ----------
                                                        3,211,550
                                                       ----------
               Chemical - 4.98%
       18,000  Avery-Dennison Corporation                 720,000
       16,000  Du Pont (E.I.) de Nemours & Company        985,000
       18,000  Schulman, (A.), Inc.                       381,375
                                                       ----------
                                                        2,086,375
                                                       ----------
               Consumer Durables - 3.24%
       20,000  Cooper Tire & Rubber Company               531,250
       15,000  TRW, Inc.                                  823,125
                                                       ----------
                                                        1,354,375
                                                       ----------

               Consumer Non-Durables - 15.91%
       26,250  Archer Daniels Midland Corporation         628,359
       10,000  CPC International, Inc.                    926,250
       15,000  Heinz (H.J.) Company                       692,812
       20,000  International Flavors & Fragrances, Inc.   980,000
       20,000  Kellogg Company                            842,500
       10,000  Lancaster Colony Corporation               531,250
       20,000  Newell Company                             800,000
       14,000  Pepsico, Inc.                              567,875
       10,000  Procter & Gamble Company                   690,625
                                                       ----------
                                                        6,659,671
                                                       ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares         Common Stocks (continued)              Value

               Energy - 9.34%
       12,000  Chevron Corporation                     $  998,250
       20,000  Exxon Corporation                        1,281,250
       22,000  Mobil Corporation                        1,628,000
                                                       ----------
                                                        3,907,500
                                                       ----------
               Financial Services - 8.69%
       25,000  American General Corporation             1,296,875
       10,000  Cincinnati Financial Corporation           820,000
        5,000  Excel Limited                              297,812
       15,000  St. Paul Companies                       1,223,438
                                                       ----------
                                                        3,638,125
                                                       ----------
               Healthcare & Pharmaceuticals - 7.38%
       15,000  American Home Products Corporation       1,095,000
       12,000  Bristol-Myers Squibb Company               993,000
       10,000  Merck & Co., Inc.                          999,375
                                                       ----------
                                                        3,087,375
                                                       ----------
               Industrial Products - 5.94%
       12,000  General Electric Company                   816,750
       25,000  Pall Corporation                           539,063
       15,000  Waste Management, Inc.                     524,063
       30,000  Worthington Industries, Inc.               605,625
                                                       ----------
                                                        2,485,501
                                                       ----------
               Retail Trade & Services - 4.29%
        8,000  J.C. Penney Company, Inc.                  466,000
       10,000  May Department Stores Co.                  545,000
        7,000  McDonald's Corporation                     333,375
       10,000  Reynolds & Reynolds Company Cl. A          194,375
       10,000  Walgreen Co.                               256,250
                                                       ----------
                                                        1,795,000
                                                       ----------

--------------------------------------------------------------------------------

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued


    Shares         Common Stocks (continued)       Value

               Technology - 17.59%
       10,000  Automatic Data Processing, Inc.     $  500,000
       20,000  Diebold, Inc.                          947,500
       25,000  Hewlett Packard Company              1,739,062
        8,000  Intel Corporation                      739,000
       10,000  Minnesota Mining &
                 Manufacturing Company                925,000
        6,000  Motorola, Inc.                         431,250
       25,000  Pitney-Bowes, Inc.                   2,079,688
                                                   ----------
                                                    7,361,500
                                                   ----------

               Telecommunications - 6.06%
       15,000  Ameritech Corporation                  997,500
       10,000  Bell Atlantic Corporation              804,375
       12,000  SBC Communications, Inc.               736,500
                                                   ----------
                                                    2,538,375
                                                   ----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    Shares         Common Stocks (continued)         Value

               Transportation - 1.05%
       12,000  Illinois Central Corporation        $  441,000
                                                   ----------

               Utilities - 1.72%
       10,000  Duke Energy Company                    494,375
       10,000  Southern Corporation                   225,625
                                                   ----------
                                                      720,000
                                                   ----------
               Total Common Stock
                 Cost ($30,335,800)                39,286,347
                                                   ----------

--------------------------------------------------------------------------------


   Principal                                                                                            Interest
    Amount                               Discount Note - 6.14%                             Maturity      Rate (1)       Value

   $2,570,000    Federal Home Loan Bank (Cost $2,570,000)                                  10/01/97       6.00%     $ 2,570,000
                                                                                                                     ----------
                 TOTAL INVESTMENTS, at  value (Note 1) (Cost $32,905,800) - 100%                                    $41,856,347
                                                                                                                     ==========

--------------------------------------------------------------------------------

(1) For discount notes, the rate is the discount rate at the time of purchase by the Fund.



                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS



    Shares          Common Stocks - 72.21%         Value


               Automotives - 4.88%
       30,000  Amcast Industries Corporation      $   735,000
       25,000  Borg-Warner Auto, Inc.               1,421,875
       25,000  Excel Industries, Inc.                 498,438
       30,000  Gleason Corporation                    825,000
       70,000  Intermet Corporation                 1,216,250
       75,000  Wynn's International, Inc.           2,493,750
                                                  -----------
                                                    7,190,313
                                                  -----------
               Banks - 11.19%
        5,000  First Empire State Corporation       2,075,000
       62,200  Firstar Corporation                  2,254,750
       46,350  HUBCO, Inc.                          1,460,025
       46,125  Mercantile Bankshares Corporation    1,499,063
       27,839  Old Kent Financial Corporation       1,795,616
       42,000  TCF Financial Corporation            2,454,375
       66,000  TR Financial Corporation             2,079,000
       24,800  Union Planters Corporation           1,385,700
       40,000  Zions Bancorporation                 1,485,000
                                                  -----------
                                                   16,488,529
                                                  -----------
               Building Materials - 5.19%
       43,000  ABT Building Products Company (1)      860,000
       35,000  Building Materials Hldg. Company (1)   455,000
       39,000  Butler Manufacturing Company         1,316,250
       32,000  Cascade Corporation                    632,000
       45,000  Hughes Supply Company                1,358,438
       84,150  Republic Group, Inc.                 1,577,813
       34,000  Texas Industries, Inc.               1,442,875
                                                  -----------
                                                    7,642,376
                                                  -----------
               Business Services - 5.89%
       90,000  ABM Industries, Inc.                 2,379,375
       45,000  Graphics Industries                    829,687
       30,000  Inacom Corporation (1)               1,115,625
       37,500  Interpool, Inc.                        660,938
       35,000  Merrill Corporation                  1,592,500
      100,000  Norstan, Inc.(1)                     2,100,000
                                                  -----------
                                                    8,678,125
                                                  -----------
               Chemicals - 1.73%
       30,000  Cambrex Corporation                  1,398,750
       30,000  Ferro Corporation                    1,145,625
                                                  -----------
                                                    2,544,375
                                                  -----------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares         Common Stocks (continued)            Value

               Computer Products - 5.86%
       60,000  Adaptec, Inc. (1)                     $ 2,797,500
       37,000  Computer Data Systems, Inc.             1,558,625
       70,000  Innovex, Inc.                           2,257,500
       45,000  Keane, Inc. (1)                         1,428,750
       30,000  Printronix (1)                            588,750
                                                     -----------
                                                       8,631,125
                                                     -----------
               Consumer Durables - 2.61%
       55,000  Coachman Industries, Inc.               1,045,000
       60,000  Coastcast Corporation (1)                 937,500
       42,000  Culp, Inc.                                871,500
       30,000  West Company                              990,000
                                                     -----------
                                                       3,844,000
                                                     -----------
               Electronics - 2.88%
       36,000  Bell Industries, Inc. (1)                 609,750
       13,500  CTS Corporation                         1,282,500
       25,000  Electro Scientific Industries, Inc.(1)  1,525,000
       25,000  Tech-Sym Corporation (1)                  831,250
                                                     -----------
                                                       4,248,500
                                                     -----------
               Financial Services - 2.34%
       60,000  Aames Financial Corporation               971,250
       69,000  Raymond James Financial, Inc.           2,484,000
                                                     -----------
                                                       3,455,250
                                                     -----------
               Health Care - 2.92%
       80,000  HealthSouth Corporation (1)             2,135,000
       50,000  Universal Health Services, Inc. (1)     2,162,500
                                                     -----------
                                                       4,297,500
                                                     -----------
               Housing - 5.34%
       80,000  Cavalier Homes, Inc.                      830,000
       34,000  Continental Homes Holding Corporation     996,625
       50,000  D.R. Horton, Inc.                         787,500
       43,000  Lennar Corporation                      1,827,500
       80,000  Oakwood Homes Corporation               2,270,000
       50,000  Toll Brothers, Inc. (1)                 1,162,500
                                                     -----------
                                                       7,874,125
                                                     -----------
               Industrial Products - 3.72%
       29,000  Atchison Casting Corporation (1)          616,250
       25,000  Chase Industries, Inc. (1)                718,750
       44,000  Gehl Company (1)                          990,000
       51,000  Global Industries Technologies, Inc.(1) 1,055,062
       14,000  Lamson & Session Corporation (1)          107,625
       35,000  Tally Industries, Inc. (1)                430,938
       32,000  Transtechnology Corporation               854,000
       25,000  United Dominion Industries, Inc.          707,812
                                                     -----------
                                                       5,480,437
                                                     -----------

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued



    Shares         Common Stocks (continued)               Value

               Insurance Companies - 7.09%
       60,000  American Bankers Insurance Group, Inc.   $ 2,190,000
       26,000  Equitable of Iowa Corporation              1,742,000
       56,100  Fremont General Corporation                2,678,775
       40,000  Orion Capital Corporation                  1,812,500
       29,000  Protective Life Corporation                1,464,500
       11,000  Selective Insurance Group, Inc.              566,500
                                                        -----------
                                                         10,454,275
                                                        -----------

               Natural Resources  - 5.22%
       12,000  Florida Rock Industries                      714,000
       45,000  Mueller Industries, Inc. (1)               2,044,687
       95,000  Patrick Industries, Inc.                   1,460,625
       37,000  Quanex Corporation                         1,297,312
       40,000  Southdown, Inc.                            2,185,000
                                                        -----------
                                                          7,701,624
                                                        -----------

               Retail Trade & Services - 2.57%
       43,000  BJ's Wholesale Club, Inc. (1)            $ 1,255,062
       43,000  Homebase, Inc.(1)                            387,000
       80,000  Comair Holdings, Inc.                      2,150,000
                                                        -----------
                                                          3,792,062
                                                        -----------
               Semiconductors - 2.78%
       40,000  Bell Microproducts, Inc. (1)                 435,000
       90,000  Chips & Technology, Inc. (1)               1,428,750
       50,000  Dallas Semiconductor Corporation           2,237,500
                                                        -----------
                                                          4,101,250
                                                        -----------
               Total Common Stocks
                 Cost ($51,424,636)                     106,423,866
                                                        -----------

--------------------------------------------------------------------------------


   Principal                                                                                               Interest
    Amount                   Commercial Paper - 15.21%                                     Maturity        Rate (2)     Value

 $  2,500,000  Coca Cola (The) Company                                                     10/01/97          5.40%  $ 2,500,000
    2,500,000  General Electric Capital Corporation                                        10/01/97          5.58     2,500,000
    2,500,000  Great Lakes Chemical Corporation                                            10/08/97          5.59     2,497,283
    2,500,000  United Parcel Service of America, Inc.                                      10/15/97          5.42     2,494,730
    2,500,000  American Home Products Corporation                                          10/22/97          5.50     2,491,979
    2,500,000  Koch Industries, Inc.                                                       10/29/97          5.49     2,489,325
    2,500,000  Du Pont (E.I.) de Nemours and Company                                       11/05/97          5.47     2,486,705
    2,500,000  Goldman Sachs Group (The), L.P.                                             11/12/97          5.50     2,483,958
    2,500,000  Anheuser Busch Companies, Inc.                                              11/19/97          5.44     2,481,489
                                                                                                                    -----------
               Total Commercial Paper (Cost $22,425,469)                                                             22,425,469
                                                                                                                    -----------

--------------------------------------------------------------------------------

                                    Discount Note - 12.58%

   18,540,000  Federal Home Loan Bank (Cost $18,540,000)                                   10/01/97          6.00    18,540,000
                                                                                                                    -----------
               TOTAL INVESTMENTS, at value (Note 1) (Cost $92,390,105) - 100%                                      $147,389,335
                                                                                                                    ===========

--------------------------------------------------------------------------------

(1) Non-income producing
(2) For commercial paper and discount notes, the rate is the discount rate at the time of purchase by the Fund


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS



    Shares          Preferred Stocks -.69%                  Value

               Germany - 0.69%
          700  Man Ag-vorzugsaktien                       $  172,010
                                                          ----------
               Total Preferred Stocks (Cost $146,544)

--------------------------------------------------------------------------------

                    Common Stocks - 99.31%

               Argentina - 4.58%
       32,750  Astra Cia Argentina de Petroleum               63,547
        8,500  Banco De Galicia Bue "B"                       62,487
        6,650  Banco Frances Rio Plata                        71,833
       38,364  Dalmine Siderca Sa                            115,113
          525  IRSA (Inversiones y
                 Representaciones SA) 144A ADR                23,231
        9,800  Molinos Rio Plata "B"                          32,346
        9,750  Perez Companc SA ADR                          156,613
        6,600  Telefonica de Argentina ADR                   241,725
       10,100  YPF SA ADR                                    372,438
                                                          ----------
                                                           1,139,333
                                                          ----------
               Belgium - 2.62%
       39,000  Webs Belgium Index Series                     653,250
                                                          ----------
               Chile - 3.43%
        4,700  Banco Santander Chile ADR                      69,325
        3,524  Chilgener SA ADR                               96,690
        1,750  Cia Cerveceria Unidas ADR                      50,313
        6,050  Cia Telecommunications Chile ADR              195,869
        6,000  Empresa Nacional de Electridad SA ADS         127,125
        4,900  Enersis SA ADR                                181,606
        1,600  Madeco SA ADR                                  39,200
        2,500  Maderas y Sinteticos ADR                       34,391
        1,000  Quimica y Minera SA ADR                        59,000
                                                          ----------
                                                             853,519
                                                          ----------

               Finland - 5.44%
        5,000  Enso Oy                                    $   51,263
          950  Hartwall Oy                                    84,461
        6,860  Metsa Serla Oy B Ord                           63,196
        2,070  Neste Oy                                       56,307
        6,635  Nokia AB Oy                                   631,314
        5,200  Okobank Osuspankk                              87,545
           55  Rauma Oy                                        1,144
        7,100  Rautaruuki Oy                                  76,554
        4,880  Upm-Kymmene Oy                                135,698
          550  Viking Line AB                                 19,247
        3,000  Werner Soderstrom                             104,985
        3,200  Yit Yhtyma                                     41,465
                                                          ----------
                                                           1,353,179
                                                          ----------
               France - 9.02%
        1,308  Alcatel Alst                                  173,967
        1,616  AXA                                           108,419
        3,850  Banque Nationale de Paris                     193,986
          750  Cie De St Gobain                              115,682
          880  Danone                                        138,700
        1,300  Eaux (Cie Generale)                           152,961
          550  Eaux Cie Generale Warrant                         297
        1,482  Elf Aquitaine                                 197,859
        1,590  Hermes International                          125,973
          490  L'Oreal                                       196,175
        2,050  Lafarge                                       150,254
        1,550  Peugeot SA                                    204,325
        1,710  Societe Generale                              247,612
          752  Schneider SA                                   47,474
          980  Synthelabo                                    115,970
        1,160  Valeo                                          76,183
                                                          ----------
                                                           2,245,837
                                                          ----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued




Shares              Common Stocks (continued)               Value

               Germany - 8.30%
          900  Allianz AG Holdings                       $  217,230
        6,090  Bayer AG                                     242,574
        2,400  Commerzbank AG                                86,559
        2,050  Daimler-Benz AG                              169,229
        3,960  Degussa AG                                   217,261
        3,100  Dresdner Bank AG                             142,522
          462  Mannesmann AG                                220,250
        3,920  Siemens AG                                   264,894
        6,042  Veba AG                                      353,211
          218  Volkswagen AG                                151,448
                                                         ----------
                                                          2,065,178
                                                         ----------
               Hungary - 1.86%
        1,500  Danibius Hotels (1)                           48,470
          400  Egis Gyogyszergyar Rt.                        20,633
          650  Graboplast Textiles Rt.                       38,443
        5,800  Magyar Olaj Es Gazipari Rt.                  127,223
        2,900  OTP Bank Rt.                                  95,937
        1,250  Richter Gedeon Rt.                           132,609
                                                         ----------
                                                            463,315
                                                         ----------
               Indonesia - 0.03%
        2,142  Bank Internasional Indonesia Warrants            182
       24,109  Bank Internasional Indonesia                   6,986
                                                         ----------
                                                              7,168
                                                         ----------

               Israel - 3.69%
        3,800  Agis Industries                           $   37,705
       21,600  Bezeq Israel Telecommunications               63,247
       40,000  Bk Hapoalim BM                                92,761
        6,500  Blue Square Chain Stores (1)                  58,176
      207,000  Clal Israel                                   66,885
        5,200  Eci Telecommunications ADR                   168,350
        6,700  Elco Holdings Ltd.                            46,574
        1,740  Elite Industries                              50,501
        2,000  Formula Systems (1)                           60,563
       63,000  ICI-Israel Chemical                           77,283
       37,000  Industrial Building                           72,155
        2,170  Teva Pharmaceutical Industries Ltd.          124,324
                                                         ----------
                                                            918,524
                                                         ----------
               Italy - 8.77%
       13,500  Alleanza Assicuraz                           130,145
        7,000  Assicurazioni Generali SpA                   158,067
       77,000  BCA Communicatios Italiana                   221,132
        6,240  Benetton Group SpA                           104,234
       12,500  Danieli & Co.                                 99,805
       72,500  Eni SpA                                      456,295
       61,600  Fiat SpA                                     219,705
       97,000  Istituto Nazionale delle Assicurazioni       154,729
       18,300  Istituto Mobiliare Italiano                  196,232
       36,110  Telecom Italia SpA                           240,439
       51,000  TIM SpA                                      202,274
                                                         ----------
                                                          2,183,057
                                                         ----------

--------------------------------------------------------------------------------



                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued




Shares              Common Stocks (continued)               Value

               Japan - 16.09%
        7,700  Aoyama Trading Co.                        $  220,649
        3,300  Autobacs Seven Co.                           154,418
       30,000  Dainippon Screen Manufacturing Co.           265,852
       30,000  Daiwa Securities Co. Ltd.                    183,861
        6,200  Fanuc                                        235,689
        5,000  Fuji Photo Film Co.                          206,222
       29,000  Fujisawa Pharmaceutical Co.                  247,383
       32,000  Hitachi Ltd.                                 278,275
       17,000  Kirin Brewery Co.                            139,949
       48,000  Marubeni Corp.                               159,014
       19,000  Matsushita Electric Works                    198,271
       65,000  Mitsui O.S.K. Lines Ltd. (1)                  82,903
        6,000  Murata Manufacturing Co.                     259,392
       18,000  Nippon Oil Co.                                73,644
           42  Nippon Telgraph  & Telephone Co.             193,053
      122,000  NKK Corp.                                    163,686
       18,000  Sumitomo Bank                                271,318
       21,000  Sumitomo Metal Mining                        112,354
       22,000  Sumitomo Trust & Banking                     218,645
       33,000  Tokyu Corp.                                  158,518
       45,000  Tokyo Tatemono Co Ltd                        181,500
                                                         ----------
                                                          4,004,596
                                                         ----------

               Mexico - 4.16%
        4,600  Alfa SA de CV Ser A                       $   43,660
        2,500  Apasco SA Co.                                 18,905
       13,500  Cemex, SA                                     69,969
        2,128  Cifra SA de CV Ser A                           4,653
       17,400  Cifra SA de CV Ser B                          40,817
       18,000  Controlodora Comerical
                 Mexicana SA de CV                           22,686
          106  Desc SA de CV Ser C                            1,096
        3,450  Desc SA de CV Ser B                           36,383
        9,720  Empresas ICA Sociedad Controladora            28,252
        4,700  Empresas La Modern A                          25,780
        7,000  Fomento Economico Mexico SA de CV             60,317
        8,400  Grupo Carso SA de CV Ser A1                   67,627
       17,704  Grupo Financiero Banamex
                 Accival SA de CV (1)                        50,091
        4,693  Grupo Industrial Bimbo SA                     42,249
       11,100  Grupo Mexico SA                               43,326
        7,250  Grupo Modelo SA de CV                         68,532
        1,380  Grupo Televisa   GDS (1)                      49,421
        8,750  Industrias Penoles SA                         42,087
       16,650  Kimberly Clark de Mexico SA                   85,546
        1,200  TV Azteca ADS (1)                             27,000
        3,670  Telefonos de Mexico ADR                      189,923
          700  Tubos de Acero de Mexico SA (1)               16,178
                                                         ----------
                                                          1,034,498
                                                         ----------

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued




Shares              Common Stocks (continued)               Value

               Netherlands - 5.17%
        3,064  ABN-AMRO Holdings NV                      $   62,068
          350  Akzo Nobel NV                                 59,834
        2,200  Ing Groep NV                                 101,075
        1,800  Koninklijke PTT Nederland NV                  70,754
        1,300  Philips Electronic                           110,042
        3,000  Polygram NV                                  173,870
        6,880  Royal Dutch Petroleum                        385,255
          610  Unilever NV                                  130,253
        1,500  Vendex International NV                       88,971
        4,480  Ver Ned Uitgevers                            104,039
                                                         ----------
                                                          1,286,161
                                                         ----------
               Philippines - 0.05%
          912  Ayala Corp.                                      371
        2,800  Equitable Banking Corp.                        4,687
       46,160  Petron Corp.                                   5,913
          383  San Miguel Corp. Class B                         619
                                                         ----------
                                                             11,590
                                                         ----------
               Portugal - 4.51%
        4,750  Banco Espirito Santo                         131,894
        3,460  Cimpor (Cimentos de Portugal)                 93,555
        3,600  Colep                                         64,000
        5,100  Electricidade de Portugal                     87,604
        2,350  Investec Consultadoria Internacional(1)       83,607
        1,478  Jeronimo Martins & Filho                     113,795
        4,000  Mundial Confianca                             81,717
        7,430  Portugal Telecom SA                          322,373
        2,640  Sonae Investimentos Socieda da
                 Gestora de Participacoes Sociais SA        104,403
          500  Telecel-Comunicacoes                          40,581
                                                         ----------
                                                          1,123,529
                                                         ----------

               South Korea - 2.32%
       19,090  Cho Hung Bank                             $   90,347
       12,400  Korea Fund, Inc. (closed-end mutual fund)    147,250
        9,850  Korea Electric Power                         218,551
        8,800  Samsung Corp                                  97,146
          335  Samsung Electronics                           24,349
                                                         ----------
                                                            577,643
                                                         ----------
               Switzerland - 7.75%
           72  ABB AG                                       106,195
          238  Ciba Specialty Chemical Nw (1)                23,025
          125  Clariant AG                                  100,704
          944  Credit Suisse Group                          127,728
           99  Holderbank Finance Glaris AG                  94,073
           30  Kuoni Reisen Holdings                        119,606
          138  Nestle SA                                    192,518
          323  Novartis AG                                  495,974
           39  Roche Holdings AG                            346,423
          200  Schweiz Bankgesellschaft                     233,978
          650  Tag Heuer (1)                                 87,277
                                                         ----------
                                                          1,927,501
                                                         ----------
               Turkey - 2.71%
      632,700  Adana Cimento Sanayii                         46,304
      624,237  Akal Tekstil Sanayii                          30,815
      953,203  Akbank                                        73,864
      313,000  Arcelik AS                                    39,526
      132,000  Bagfas Bandirma Gubre AS                      43,188
      306,000  Ege Biracilik Ve Malt SA                      35,129
      329,000  Eregli Demir Celik                            58,542
       73,000  Ford Otomobil Sanayii                         56,568
    2,844,000  Izmar Demir Celik Sanayi (1)                  42,444
       73,650  Migros Turk TAS                               64,470
      119,000  Netas Telekomunik AS (1)                      39,617
      906,000  Sabanci Holding (1)                           40,043
      481,358  T Sise Cam (1)                                33,156
      402,000  Turkiye Garanti Bankasi                       21,690
    1,921,000  Yapi Ve Kredi Bankasi                         47,965
                                                         ----------
                                                            673,321
                                                         ----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

PORTFOLIO OF INVESTMENTS Continued




Shares              Common Stocks (continued)               Value

               United Kingdom - 8.81%
        7,240  Abbey National PLC                        $  111,669
        7,600  Boots Co. PLC                                107,792
        2,800  British Petroleum                             42,314
        8,500  British Telecom PLC                           56,159
        7,900  Commercial Union PLC                         102,667
        4,850  Glaxo Wellcome                               109,255
        2,950  HSBC Holdings                                104,897
       11,200  IMI PLC                                       74,179
       19,100  Lasmo PLC                                     83,923
       17,059  Lloyds TSB Group PLC                         229,413
        9,400  Prudential PLC                               104,851
       20,829  Scot Power                                   161,170
        9,100  Scottish & Newcastle PLC                     103,930
       17,350  Shell Transport & Trading PLC                127,103
       16,300  Smith Kline Beecham                          159,303
        8,300  Tesco                                         62,749
        7,830  Thorn EMI PLC                                 77,030
        3,800  Unilever PLC                                 111,169
       12,030  Wolseley PLC                                  98,915
        4,990  Zeneca Group PLC                             163,232
                                                         ----------
                                                          2,191,720
                                                         ----------
               Total Common Stocks
                 (Cost $21,917,005)                      24,712,919
                                                         ----------

               TOTAL INVESTMENTS, at value (Note 1)
                 (Cost $22,063,549) - 100%              $24,884,929
                                                         ==========


--------------------------------------------------------------------------------


SUMMARY OF INVESTMENTS BY INDUSTRY



                    Industry                     Market Value

Automotive                                               4.61%
Banking                                                 11.71
Beverages and Tobacco                                    2.29
Broadcasting and Publishing                              1.79
Building Materials                                       2.43
Business Services                                        0.62
Chemicals                                                4.25
Construction and Housing                                 0.96
Diversified Companies                                    4.73
Electronics                                              7.34
Energy                                                   7.98
Financial Services                                       6.23
Food and Household Products                              2.81
Forest Products and  Paper                               1.28
Health and Personal Care                                 6.55
Household Appliances and Durables                        0.90
Insurance                                                4.25
Machinery and Engineering                                1.29
Materials and Commodities                                1.08
Merchandising                                            5.52
Metals and Mining                                        1.57
Real Estate                                              0.82
Steel                                                    1.73
Telecommunications                                      10.23
Textiles and Apparel                                     0.70
Tourism                                                  0.48
Transportation                                           1.28
Utilities                                                4.57
                                                      -------
                                                       100.00%
                                                       ======

--------------------------------------------------------------------------------


(1) Non-income producing

    The following abbreviations are used in this portfolio: ADR - American Depository Receipts; ADS - American Depository Shares; GDS - Global Depository Shares 144A - These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. See Note 1 of the Notes to Financial Statements for valuation policy. Rule 144A securities amounted to $23,231 as of September 30, 1997.



                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)


                                                                  Established       Growth &      Opportunity     International
                                                                   Value Fund      Income Fund     Value Fund         Fund
                                                                  -----------      ----------      ----------      ----------

Assets
   Investments in securities, at cost                            $337,536,609     $32,905,800   $  92,390,105     $22,063,549
                                                                  ===========      ==========     ===========      ==========
   Investments in securities, at value (Note 1)                  $531,924,199     $41,856,347    $147,389,335     $24,884,929
   Cash                                                               266,401          10,096          44,690       4,911,866
   Foreign currency, at value (Note 1) (Cost $6,181)                       --              --              --           6,218
   Receivable for securities sold                                          --              --         148,795         514,127
   Receivable for Fund shares sold                                    718,798          73,964         761,804          21,754
   Dividends and interest receivable                                  475,779          66,185          40,539          48,490
   Prepaid expenses and other assets                                   12,506           9,731          17,488          18,060
   Organization expenses, net (Note 1)                                     --           3,048              --          12,747
                                                                  -----------      ----------      ----------      ----------

   Total Assets                                                   533,397,683      42,019,371     148,402,651      30,418,191
                                                                  -----------      ----------      ----------      ----------

Liabilities
   Payable for Fund shares redeemed                                 2,182,558           8,587          85,735           9,503
   Payable for securities purchased                                        --              --         204,600       1,084,693
   Forward foreign exchange currency contracts (Note 1)                    --              --              --           2,840
   Accrued investment advisory fee (Note 2)                           211,829          19,800          70,461          17,865
   Other accrued expenses payable to adviser (Note 2)                 232,479          22,329          70,400          36,938
   Other accrued expenses and liabilities                              63,076           2,997          13,004          39,007
                                                                  -----------      ----------      ----------      ----------
     Total Liabilities                                              2,689,942          53,713         444,200       1,190,846
                                                                  -----------      ----------      ----------      ----------
Net Assets                                                       $530,707,741     $41,965,658    $147,958,451     $29,227,345
                                                                  ===========      ==========     ===========      ==========
Net assets consist of:
   Aggregate paid-in capital                                     $308,899,149     $32,812,720   $  83,555,381     $25,991,015
   Accumulated undistributed net investment income                    989,077          60,602         386,647          63,823
   Accumulated undistributed net realized gains                    26,431,925         141,789       9,017,193         351,507
   Net unrealized appreciation of investments                     194,387,590       8,950,547      54,999,230       2,821,380
   Net unrealized depreciation on translation of assets
     and liabilities in foreign currency                                   --              --              --            (380)
                                                                  -----------      ----------     -----------      ----------
Net Assets                                                       $530,707,741     $41,965,658    $147,958,451     $29,227,345
                                                                  ===========      ==========     ===========      ==========
Shares of capital stock outstanding
   (no par value - unlimited number of shares authorized)          15,520,387       1,648,629       5,267,270       1,657,432
                                                                  ===========      ==========     ===========      ==========
Net asset value and redemption price per share (Note 1)                $34.19          $25.45          $28.09          $17.63
                                                                  ===========      ==========     ===========      ==========

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                         For the six months ended September 30, 1997 (Unaudited)


                                                                            Established     Growth &    Opportunity   International
                                                                             Value Fund   Income Fund    Value Fund       Fund

Investment income:
   Dividends, net of foreign withholding taxes                              $  2,571,781  $   367,603   $    461,895   $   316,297
   Interest                                                                    3,700,386       69,747        960,841        71,899
                                                                            ------------  -----------   ------------   -----------
     Total investment income                                                   6,272,167      437,350      1,422,736       388,196
                                                                            ------------  -----------   ------------   -----------
Expenses:
   Investment advisory fee (Note 2)                                            1,244,644      111,451        405,511       138,721
   Distribution (Note 2)                                                       1,178,588       85,731        323,067        69,360
   Transfer agency fees (Note 2)                                                 145,713       20,226         61,323        19,733
   Accounting services fees (Note 2)                                              39,357       20,000         20,000        30,000
   Custodian fees (Note 1)                                                        15,516        6,001         11,455        54,463
   Registration fees                                                              25,715       12,060         16,906         9,480
   Professional fees                                                               9,666        8,010          8,007        16,316
   Printing                                                                        9,513        2,553          4,171         2,241
   Trustees' fees (Note 2)                                                         4,795        4,043          3,992         3,966
   Amortization of organization expense (Note 1)                                      --          630             --         2,354
   Other                                                                          18,753        1,093          4,780         1,264
                                                                            ------------  -----------   ------------   -----------
     Gross expenses                                                            2,692,260      271,798        859,212       347,898
     Less fees waived by the adviser (Note 2)                                         --           --             --       (70,631)
     Less earnings credits on cash balances (Note 1)                              (2,142)      (6,001)        (1,410)           --
                                                                            ------------  -----------   ------------   -----------
     Net expenses                                                              2,690,118      265,797        857,802       277,267
                                                                            ------------  -----------   ------------   -----------
Net investment income                                                          3,582,049      171,553        564,934       110,929
                                                                            ------------  -----------   ------------   -----------
Net realized and unrealized gains on investments:
   Net realized gain on investments                                           26,742,218      153,846      9,105,958       329,716
   Net realized loss on foreign currency transactions                                 --           --             --      (237,807)
   Net change in unrealized appreciation of investments                       68,674,285    5,437,883     22,864,742     1,970,834
   Net change in unrealized depreciation of foreign currency transactions             --           --             --         1,230
                                                                            ------------  -----------   ------------   -----------
Net realized and unrealized gains on investments                              95,416,503    5,591,729     31,970,700     2,063,973
                                                                            ------------  -----------   ------------   -----------
Net increase in net assets resulting from operations                        $ 98,998,552  $ 5,763,282   $ 32,535,634   $ 2,174,902
                                                                            ============  ===========   ============   ===========

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                           Established Value Fund              Growth & Income Fund
                                           6 Months      Year                   6 Months        Year
                                             Ended       Ended                   Ended          Ended
                                            9/30/97     3/31/97                 9/30/97        3/31/97

From operations:
   Net investment income (loss)         $   3,582,049    $   6,257,379    $     171,553    $     242,652
   Net realized gain on investments        26,742,218       37,844,738          153,846          337,124
   New realized loss on foreign
     currency transactions                       --               --               --               --
   Net change in unrealized
     appreciation of investments           68,674,285       11,774,353        5,437,883        2,325,455
   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                          --               --               --               --
                                        -------------    -------------    -------------    -------------
     Net increase in net assets
       resulting from operations           98,998,552       55,876,470        5,763,282        2,905,231
                                        -------------    -------------    -------------    -------------
From distributions to shareholders:
   Net investment income                   (3,346,846)      (6,248,864)        (174,832)        (190,392)
   Net realized capital gains             (13,355,938)     (32,341,951)        (240,815)        (112,745)
                                        -------------    -------------    -------------    -------------
     Decrease in net assets from
       distributions to shareholders      (16,702,784)     (38,590,815)        (415,647)        (303,137)
                                        -------------    -------------    -------------    -------------
From Fund share transactions:
   Proceeds from shares sold               65,902,925      150,040,288       13,614,802       13,724,115
   Net asset value of shares issued
     in reinvestment of distributions      16,346,585       37,843,938          405,182          297,051
   Payments for shares redeemed           (63,563,073)    (141,861,173)      (3,103,682)      (2,898,897)
                                        -------------    -------------    -------------    -------------
     Net increase in net assets from
       Fund share transactions             18,686,437       46,023,053       10,916,302       11,122,269
                                        -------------    -------------    -------------    -------------
Total increase in net assets              100,982,205       63,308,708       16,263,937       13,724,363
Net assets:
   Beginning of period                    429,725,536      366,416,828       25,701,721       11,977,358
                                        -------------    -------------    -------------    -------------
   End of period                        $ 530,707,741    $ 429,725,536    $  41,965,658    $  25,701,721
                                        =============    =============    =============    =============
   Undistributed net investment
     income (Note 1)                    $     989,077    $     753,874    $      60,602    $      63,881
                                        =============    =============    =============    =============
Number of Fund shares:
   Sold                                     2,091,512        5,266,990          564,889          674,493
   Issued in reinvestment of
     distributions to shareholders            537,014        1,334,128           17,252           14,650
   Redeemed                                (2,015,039)      (4,986,154)        (130,231)        (141,301)
                                        -------------    -------------    -------------    -------------
     Net increase in shares
       outstanding                            613,487        1,614,964          451,910          547,842
   Outstanding at beginning of period      14,906,900       13,291,936        1,196,719          648,877
                                        -------------    -------------    -------------    -------------
   Outstanding at end of period            15,520,387       14,906,900        1,648,629        1,196,719
                                        =============    =============    =============    =============

                                                 Opportunity Value Fund            International Fund
                                              6 Months               Year        6 Months           Year
                                                Ended                Ended         Ended            Ended
                                               9/30/97             3/31/97        9/30/97          3/31/97

From operations:
   Net investment income (loss)           $     564,934    $     984,370    $     110,929    $     (27,104)
   Net realized gain on investments           9,105,958        9,839,496          329,716          690,706
   New realized loss on foreign
     currency transactions                         --               --           (237,807)        (403,339)
   Net change in unrealized
     appreciation of investments             22,864,742        1,723,084        1,970,834          289,521
   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                            --               --              1,230          (31,683)
                                          -------------    -------------    -------------    -------------
     Net increase in net assets
       resulting from operations             32,535,634       12,544,950        2,174,902          518,101
                                          -------------    -------------    -------------    -------------
From distributions to shareholders:
   Net investment income                       (558,273)        (780,766)            --               --
   Net realized capital gains                (4,609,111)      (9,624,857)            --            (41,790)
                                          -------------    -------------    -------------    -------------
     Decrease in net assets from
       distributions to shareholders         (5,167,384)     (10,405,623)            --            (41,790)
                                          -------------    -------------    -------------    -------------
From Fund share transactions:
   Proceeds from shares sold                 39,056,211       74,520,949        5,104,479       12,548,017
   Net asset value of shares issued
     in reinvestment of distributions         5,087,333       10,317,863             --             38,087
   Payments for shares redeemed             (38,004,200)     (75,515,812)      (2,868,108)      (3,551,439)
                                          -------------    -------------    -------------    -------------
     Net increase in net assets from
       Fund share transactions                6,139,344        9,323,000        2,236,371        9,034,665
                                          -------------    -------------    -------------    -------------
Total increase in net assets                 33,507,594       11,472,327        4,411,273        9,510,976
Net assets:
   Beginning of period                      114,450,857      102,978,530       24,816,072       15,305,096
                                          -------------    -------------    -------------    -------------
   End of period                          $ 147,958,451    $ 114,450,857    $  29,227,345    $  24,816,072
                                          =============    =============    =============    =============
   Undistributed net investment
     income (Note 1)                      $     386,647    $     379,986    $      63,823             --
                                          =============    =============    =============    =============
Number of Fund shares:
   Sold                                       1,546,479        3,262,371          292,530          780,856
   Issued in reinvestment of
     distributions to shareholders              213,484          454,117             --              2,370
   Redeemed                                  (1,518,956)      (3,315,616)        (164,319)        (221,365)
                                          -------------    -------------    -------------    -------------
     Net increase in shares
       outstanding                              241,007          400,872          128,211          561,861
   Outstanding at beginning of period         5,026,263        4,625,391        1,529,221          967,360
                                          -------------    -------------    -------------    -------------
   Outstanding at end of period               5,267,270        5,026,263        1,657,432        1,529,221
                                          =============    =============    =============    =============

---------------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was created under Ohio law on May 31, 1983. The Trust consists of four series, the Gradison Established Value Fund ("Established Fund"), the Gradison Growth
& Income Fund ("Growth & Income Fund"), the Gradison Opportunity Value Fund ("Opportunity Fund") and the Gradison International Fund ("International Fund"), (collectively, the "Funds"); each of which, in effect, represents a separate diversified fund with its own investment policies.

The public offering of shares of the Funds commenced as follows:

--------------------------------------------------------------------------------
                                                       DATE OF
                                                  PUBLIC OFFERING

Established Value Fund                                 8/16/83
Growth & Income Fund                                   2/28/95
Opportunity Value Fund                                 8/16/83
International Fund                                     5/31/95

--------------------------------------------------------------------------------

The investment objective of the Established Fund and the Opportunity Fund is long-term capital growth by investing primarily in common stocks. The investment objective of the Growth & Income Fund is long-term growth of capital, current income, and growth of income consistent with reasonable investment risk. The investment objective of the International Fund is growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION

Listed equity securities are valued at the last sale price reported on national securities exchanges, or if there were no sales that day, the security is valued at the closing bid price. Unlisted securities, 144A securities and short-term obligations (and private placement securities) are generally valued at the prices provided by an independent pricing service. Portfolio securities and other assets for which market quotations are not readily available are valued at their fair value as determined by management using procedures approved by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates value.

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian. At the time the Funds enter into a repurchase agreement, the seller agrees that the value of the underlying security, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying security and losses. These losses would not exceed an amount equal to the difference between the liquidating value of the underlying securities and the face amount of the repurchase agreement and accrued interest. To minimize the possibility of loss, the Funds enter into repurchase agreements only with selected domestic banks and securities dealers which the Funds' investment adviser believes present minimal credit risk. There were no repurchase agreements held in the Funds' Portfolio of Investments at September 30, 1997.

FUNDS SHARE VALUATION AND
DISTRIBUTIONS TO SHAREHOLDERS

The net asset value per share of each Fund is computed by dividing the net asset value of each Fund (total assets less total

NOTES TO FINANCIAL STATEMENTS Continued
------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)

liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.

Distributions to shareholders are recorded on the ex-dividend date.

SECURITIES TRANSACTIONS AND
INVESTMENT INCOME

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

EXPENSE OFFSET ARRANGEMENT

Each Fund, other than the International Fund, has an arrangement with its custodian bank whereby the custodian's fees are reduced by credits earned on each Fund's cash on deposit with the bank. This deposit arrangement is an alternative to overnight investments. The credits are shown as a reduction of expenses on the Statement of Operations.

TAXES

It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Funds so qualify, and distribute at least 90% of their taxable net income, the Funds will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year, at least 98% of each Fund's net investment income (earned during the calendar year) and 98% of each Fund's net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments for each Fund is approximately equal to the cost as shown on each Fund's Statement of Assets and Liabilities. For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities of the Funds at September 30, 1997 was:

                            Gross Unrealized Gross Unrealized
                              Appreciation     Depreciation
                              of Securities    of Securities

Established Value Fund      $195,149,992       $   762,402
Growth & Income Fund           9,015,161            64,614
Opportunity Value Fund        55,389,864           390,634
International Fund             4,188,942         1,367,562



EXPENSES

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of the net assets or number of accounts, as appropriate. In all other respects, expenses are charged to the respective Fund as incurred on a specific identification basis.

ORGANIZATION EXPENSES

Expenses of organization of the Growth & Income Fund and the International Fund have been capitalized and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the respective Fund's shares.

INTERNATIONAL FUND
FOREIGN CURRENCY TRANSLATION

The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

NOTES TO FINANCIAL STATEMENTS Continued
------------------------------------------------------------------------------
                         September 30, 1997 (Unaudited)


Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INTERNATIONAL FUND
FORWARD FOREIGN CURRENCY CONTRACTS

During the period ended September 30, 1997, the International Fund entered into forward foreign currency contracts under which it was obligated to exchange currencies at specified future dates. The International Fund's currency transactions were transaction hedges and portfolio hedges involving either specific transactions or portfolio positions.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Fund had the following outstanding contracts at September 30, 1997:

PORTFOLIO HEDGES:

                                    U.S.                 Unrealized
  Buy/               Foreign       Dollar  Settlement   Appreciation
 Sell    Amount     Currency      Proceeds    Date     (Depreciation)
  Buy 260,000,000 Japanese Yen  $2,170,284  10/16/97     $ (16,506)

  Buy   1,200,000 British Pound  1,926,000  10/16/97        14,021
                                                         ---------
                                                         $  (2,485)
                                                         =========




Transaction Hedges:
                                       U.S.              Unrealized
  Buy/               Foreign         Dollar  Settlement  Appreciation
 Sell    Amount     Currency        Proceeds    Date    (Depreciation)
  Buy     421,231   Finnish  Marka  $80,036  10/01/97     $  (355)
                                                          =======



At September 30, 1997, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

INTERNATIONAL FUND
FUTURES CONTRACTS

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the International Fund records a realized gain or loss equal to the difference between the opening and closing value of the contract.

The International Fund had no futures contracts as of September 30, 1997.

NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, the Funds pay McDonald a fee computed and accrued daily and paid monthly based upon each Fund's daily net assets, other than
                                                                              23

NOTES TO FINANCIAL STATEMENTS Continued
------------------------------------------------------------------------------
                                                  September 30, 1997 (Unaudited)

the International Fund, at the annual rate of .65% on the first $100 million,
 .55% on the next $100 million and .45% on any amounts in excess of $200 million. The International Fund pays McDonald a fee computed and accrued daily and paid monthly based upon its daily net assets at the annual rate of 1.00% of the first $100 million of its average daily net assets, .90% of the next $150 million,
 .80% of the next $250 million and .75% of net assets in excess of $500 million for acting as its investment adviser. McDonald has engaged Blairlogie Capital Management ("Blairlogie") as Portfolio Manager for the International Fund pursuant to a Portfolio Management Agreement, and McDonald compensates
Blairlogie from its advisory fee at the rate of .80% of the first $25 million of average daily net assets, .70% of the next $25 million, .60% of the next $50 million, .50% of the next $150 million, and .40% of assets in excess of $250 million.

The Agreement provides that McDonald bears the costs of salaries and related expenses of executive officers of the Trust who are necessary for the management and operations of the Funds. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Funds.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Funds. Effective July 1, 1997, the Funds pay McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Prior to July 1, 1997 the Funds, other than the International Fund, paid McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Prior to July 1, 1997 the International Fund paid McDonald a monthly fee for transfer agency and administrative services at an annual rate of $19.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Funds, other than the International Fund, pay McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% on the next $100 million and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000. The International Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .045% on the first $100 million, .03% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $60,000.

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Growth & Income Fund and the International Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the respective Fund in any fiscal year exceed 1.50% with respect to the Growth & Income Fund, and 2.00% with respect to the International Fund, of the average net assets of the respective Fund. This agreement is in effect until July 31, 1998 and is subject to termination by either party upon written notice subsequent to that date. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse a Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than the amount subject to the agreement. For the period ended September 30, 1997, McDonald waived $32,009 of advisory fees and distribution expenses of $38,622 with respect to the International Fund.

In accordance with the terms of a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Funds pay McDonald a service fee for personal services to

NOTES TO FINANCIAL STATEMENTS Continued
------------------------------------------------------------------------------
                                                  September 30, 1997 (Unaudited)

shareholders including shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of .25% of the Funds' average daily net assets. The Funds also pay McDonald a fee for its assistance in selling shares of the Fund including advising shareholders regarding purchase, sale and retention of Funds shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments and (b) $500 for each Board of Trustees or committee meeting attended.

NOTE 3 -- SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

For the period ended September 30, 1997, cost of purchases, and proceeds from the sale of securities, excluding short-term securities, amounted to:


                                 Cost of         Proceeds
                                Purchases       from Sales
Established Value Fund       $25,990,566       $44,527,907
Growth & Income Fund          10,231,008           724,453
Opportunity Value Fund        11,673,772        17,927,395
International Fund            14,685,325        14,006,950

                      This page intentionally left blank.

GRADISON FAMILY OF FUNDS
------------------------------------------------------------------------------




Increasingly, MUTUAL FUNDS are the preferred vehicle for starting and building an investment program. And today, GRADISON is a preferred name in mutual funds for a GROWING number of investors.





GOVERNMENT INCOME FUND
An income fund which invests in intermediate to long-term U.S. Government securities.

OHIO TAX-FREE INCOME FUND
An income fund which seeks to provide income exempt from regular Federal income tax and Ohio state personal income tax.*

ESTABLISHED VALUE FUND
A common stock fund that seeks long-term capital growth by investing in companies that are included in the Standard & Poor's 500 Index and other large companies.

GROWTH & INCOME FUND
A common stock fund that seeks long-term capital growth, current income and growth of income.

OPPORTUNITY VALUE FUND
A common stock fund that seeks long-term capital growth by investing in companies that are generally smaller in size than those included in the Standard & Poor's 500 Index.

INTERNATIONAL FUND
A common stock fund that seeks capital growth by investing in common stocks of non-United States companies.

MONEY MARKET FUNDS
Gradison offers a full range of taxable and tax-free money market funds.


Prospectuses are available upon request by calling (800) 869-5999 and should be read carefully before you invest. An investment in the money market funds is neither insured nor guaranteed by the U.S. Government and there can be no assurance that they will be able to maintain a stable $1.00 share price. The return and principal value of an investment in other funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The returns of all funds will fluctuate.

* Investment income may be subject to the federal alternative minimum tax. Capital gains, if any, are taxable.